Document and Entity Information		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec. 19, 2023
Entity File Number	001-35994
Entity Registrant Name	NightHawk Biosciences, Inc.
Entity Incorporation	DE
Entity Tax Identification Number	26-2844103
Entity Address, Address Line One	627 Davis Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	240-7133
Title of 12(b) Security	Common Stock, $0.0002 par value per share
Trading Symbol	NHWK
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001476963
Amendment Flag	true
Amendment Description	NightHawk Biosciences, Inc. (the “Company”) is filing this Current Report on Form 8-K, including Exhibit 99.1, solely to recast certain financial information and related disclosures included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2023 (the “2022 Form 10-K”).
Auditor Name		BDO USA, P.C
Auditor Firm ID		243
Auditor Location		Raleigh, NC
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false